Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) from operating activities
Net income (loss) for the year:	$ (77,559)	$ 70,168
Adjust for:
Depreciation (Note 6)	2,252	1,804
Share-based payments (Note 11)	29,534	37,142
Mark-to-market (gain) loss on convertible debenture (Note 9)	(18,375)	48,745
Interest expense on convertible debentures (Note 9)	32,497	6,098
Interest on lease liabilities (Note 10(c))	110	153
Share of net (income) loss from associate (Note 7)	13,798	(920)
Loss on dilution of ownership interest in associate (Note 7)	113	0
Deferred income tax recovery (Note 18)	(4,567)	(1,412)
Unrealized foreign exchange loss	4,040	964
Other expense	159	1,378
Gain on loss of control of IsoEnergy (Note 16)	0	(204,038)
Operating cash flows before working capital	(17,998)	(39,918)
Changes in working capital items:
Amounts receivable	127	(132)
Prepaid expenses and other	(6,028)	(13,893)
Accounts payable and accrued liabilities	(188)	1,332
Deposits	0	(5)
Cash used in operating activities	(24,087)	(52,616)
Cash flows used in investing activities
Expenditures on exploration and evaluation assets (Note 5)	(128,322)	(109,741)
Disposal of cash due to deconsolidation of IsoEnergy (Note 16)	0	(42,329)
Acquisition of marketable securities	0	(2,000)
Acquisition of property and equipment (Note 6)	(2,361)	(6,066)
Cash used in investing activities	(130,683)	(160,136)
Cash provided by financing activities
Proceeds from at-the-market equity program, net of issuance costs (Note 11)	130,237	175,858
Proceeds from ASX CDI offering, net of issuance costs (Note 11)	215,780	0
Issuance of convertible debentures, net of issuance costs (Note 9)	0	147,955
Proceeds from exercise of options	20,160	27,609
Payment of lease liabilities (Note 10(c))	(1,035)	(928)
Interest paid on convertible debentures	(20,502)	(3,209)
Shares issued from IsoEnergy Ltd. for cash from private placements, net of share issuance costs	0	21,605
Cash provided by financing activities	344,640	368,890
Effect of exchange rate fluctuations on cash	(4,026)	158
Increase in cash	185,844	156,296
Cash, beginning of year	290,743	134,447
Cash, end of year	$ 476,587	$ 290,743